Property, plant and equipment (Narrative) (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) $ / lb	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) $ / lb
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 322,249
Cash generating units [Member] | Arizona [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss		$ 322,249
Estimated period of time prior to commencement of construction	approximately three years		approximately one year
Explanation of period over which management has projected cash flows	24 years		22 years
Discount rate applied to cash flow projections	9.50%		7.50%
Cash Flow Calculations Utilized Long-Term Copper Price | $ / lb	3.10		3.10
Cash Flow Calculations Utilized Molybdenum Long-Term Prices | $ / lb	11.00		11.00
Estimated value of mineral resources not included in LOM	$ 74,969		$ 287,900
Recoverable amount of asset or cash-generating unit	615,368
Amount by which unit's recoverable amount exceeds its carrying amount	$ 242,106